Accounts payable and accruals (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Accounts Payable And Accruals Details [Abstract]
Trade payables	$ 3,291	$ 7,128
Accrued expenses	2,423	2,801
Accrued wages and other benefits	1,379	575
Others	750	750
Accounts payable and accruals	$ 7,843	$ 11,254